PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2021
Changes in property, plant and equipment [abstract]
Schedule of property, plant and equipment

						For the nine-month period ended September 30, 2021
	Land $	Buildings $	Equipment $	Computers $	Furniture $	Rolling stock $	Mine under construction $	Battery Material Demonstration Plant under construction $	Total $
COST
As at January 1, 2021	507	2,642	-	56	70	24	-	1,206	4,505
Additions	1,905	114	163	118	-	29	10,665	12,278	25,272
Write-Off/Disposals	-	-	-	(32)	-	-	-	-	(32)
As at September 30, 2021	2,412	2,756	163	142	70	53	10,665	13,484	29,745
ACCUMULATED DEPRECIATION
As at January 1, 2021	-	219	-	39	32	8	-	-	298
Depreciation	-	82	13	17	10	5	-	-	127
Write-Off/Disposals	-	-	-	(32)	-	-	-	-	(32)
As at September 30, 2021	-	301	13	24	42	13	-	-	393
Net book value as at September 30, 2021	2,412	2,455	150	118	28	40	10,665	13,484	29,352

						For the year ended December 31, 2020
	Land $	Buildings $	Equipment $	Computers $	Furniture $	Rolling stock $	Battery Material Demonstration Plant under construction $	Total $
COST
As at January 1, 2020	467	2,430	63	47	70	9	-	3,086
Additions	40	212	-	9	-	15	1,206	1,482
Write-Off/Disposals	-	-	(63)	-	-	-	-	(63)
As at December 31, 2020	507	2,642	-	56	70	24	1,206	4,505
ACCUMULATED DEPRECIATION
As at January 1, 2020	-	118	59	14	19	4	-	214
Depreciation	-	101	2	25	13	4	-	145
Write-Off/Disposals	-	-	(61)	-	-	-	-	(61)
As at December 31, 2020	-	219	-	39	32	8	-	298
Net book value as at December 31, 2020	507	2,423	-	17	38	16	1,206	4,207